Contingently Redeemable Convertible Preferred Shares - Additional information (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Oct. 05, 2017 USD ($) $ / shares shares	Oct. 31, 2016 USD ($) $ / shares shares	Apr. 01, 2016 USD ($) $ / shares shares	May 13, 2015 USD ($) $ / shares shares	Jan. 21, 2015 USD ($) $ / shares shares	Nov. 18, 2014 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Temporary Equity [Line Items]
Preferred shares dividends declared | $ / shares								$ 0
Common shares issued upon the conversion of the preferred shares							50.00%	50.00%
Accretion charge | ¥							¥ 24,094,000		¥ 26,391,000
Preferred shares to common shares, conversion date							Jul. 26, 2018
Maximum
Temporary Equity [Line Items]
Equity classified preferred shares modification percentage							10.00%	10.00%
Minimum
Temporary Equity [Line Items]
Equity classified preferred shares modification percentage							10.00%	10.00%
Series C Preferred Share Agreement
Temporary Equity [Line Items]
Performance ratchet description							Performance Ratchet” whereby if the Company’s PRC GAAP audited revenue was less than (i) RMB80,000 in 2016, or (ii) RMB120,000 in 2017, Weidong Luo and the Company shall compensate the Series C investors in accordance to the specified formula
Audited revenue required for compensation to investors | ¥									¥ 120,000	¥ 80,000
Liquidation Preference
Temporary Equity [Line Items]
Acquisition voting power							50.00%	50.00%
Mandra iBased Limited
Temporary Equity [Line Items]
Common shares issued upon the conversion of the preferred shares							20.00%	20.00%
Series A-1 Preferred Shares
Temporary Equity [Line Items]
Shares issued per share | $ / shares						$ 0.36
Total consideration | $						$ 2,000
Series A-1 Preferred Shares | IDG-Accel China Growth Fund III L.P
Temporary Equity [Line Items]
Shares issued						5,187,780
Series A-1 Preferred Shares | IDG-Accel China III Investors L.P
Temporary Equity [Line Items]
Shares issued						367,780
Series A-2 Preferred Shares
Temporary Equity [Line Items]
Shares issued per share | $ / shares					$ 0.36
Total consideration | $					$ 2,000
Series A-2 Preferred Shares | IDG-Accel China Growth Fund III L.P
Temporary Equity [Line Items]
Shares issued					2,593,890
Series A-2 Preferred Shares | IDG-Accel China III Investors L.P
Temporary Equity [Line Items]
Shares issued					183,890
Series A-2 Preferred Shares | Elite Bright International Limited
Temporary Equity [Line Items]
Shares issued					1,388,890
Series A-2 Preferred Shares | Mandra iBase Limited
Temporary Equity [Line Items]
Shares issued					1,388,890
Series B Preferred Share
Temporary Equity [Line Items]
Shares issued per share | $ / shares				$ 0.95
Total consideration | $				$ 7,500
Series B Preferred Share | IDG-Accel China Growth Fund III L.P
Temporary Equity [Line Items]
Shares issued				494,070
Series B Preferred Share | IDG-Accel China III Investors L.P
Temporary Equity [Line Items]
Shares issued				35,030
Series B Preferred Share | Elite Bright International Limited
Temporary Equity [Line Items]
Shares issued				529,100
Series B Preferred Share | Mandra iBase Limited
Temporary Equity [Line Items]
Shares issued				529,100
Series B Preferred Share | Greatest Investments Limited
Temporary Equity [Line Items]
Shares issued				6,349,210
Series C-1 Preferred Shares
Temporary Equity [Line Items]
Shares issued per share | $ / shares			$ 4.73
Total consideration | $			$ 11,111
Series C-1 Preferred Shares | Greatest Investments Limited
Temporary Equity [Line Items]
Shares issued			235,160
Series C-1 Preferred Shares | Shenzhen Guohai Chuangxin Investment Management Limited Corporation
Temporary Equity [Line Items]
Shares issued			2,116,400
Series C Two Contingent Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Shares issued per share | $ / shares		$ 4.73
Total consideration | $		$ 12,000
Series C Two Contingent Redeemable Convertible Preferred Shares | Mandra iBase Limited
Temporary Equity [Line Items]
Shares issued		634,920
Series C Two Contingent Redeemable Convertible Preferred Shares | T.C.L. Industries Holdings (H.K.) Ltd
Temporary Equity [Line Items]
Shares issued		1,693,120
Series C Two Contingent Redeemable Convertible Preferred Shares | Genesis Ventures Limited
Temporary Equity [Line Items]
Shares issued		211,640
Series C Preferred Shares
Temporary Equity [Line Items]
Liquidation preference as percentage of issue price							100.00%
Liquidation preference							plus an annual simple return of 10% accrued thereon and plus all declared but unpaid dividend, in preference to any distribution to the holders of the Series B and A preferred shares
Series C Preferred Shares | Liquidation Preference
Temporary Equity [Line Items]
Preferred stock annual simple return percentage							10.00%
Series B Preferred Shares
Temporary Equity [Line Items]
Liquidation preference as percentage of issue price							125.00%
Liquidation preference							After the payment to the holders of Series C preferred shares, the holders of Series B preferred shares are entitled to receive an amount equal to 125% of the Series B Issue Price, plus an annual compounded return of 6% accrued thereon and plus all declared but unpaid dividend, in preference to any distribution to the holders of the Series A preferred shares and the common shareholders of the Company.
Series B Preferred Shares | Liquidation Preference
Temporary Equity [Line Items]
Preferred stock annual compound return percentage							600.00%
Series A Preferred Shares
Temporary Equity [Line Items]
Liquidation preference as percentage of issue price							150.00%
Liquidation preference							After the payment to the holders of Series C preferred shares, the holders of Series B preferred shares are entitled to receive an amount equal to 125% of the Series B Issue Price, plus an annual compounded return of 6% accrued thereon and plus all declared but unpaid dividend, in preference to any distribution to the holders of the Series A preferred shares and the common shareholders of the Company.
Series A Preferred Shares | Liquidation Preference
Temporary Equity [Line Items]
Preferred stock annual compound return percentage							8.00%
Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Preferred stock initial conversion ratio							100.00%
Series D Preferred Shares
Temporary Equity [Line Items]
Shares issued per share | $ / shares	$ 5.40
Total consideration | $	$ 30,000
Liquidation preference as percentage of issue price							115.00%
Liquidation preference							The holders of Series D preferred shares are entitled to receive an amount equal to 115% of the Series D Issue Price, plus all declared but unpaid dividend, in preference to any distribution to the holders of the Series C, B and A preferred shares and the common shareholders of the Company.
Series D Preferred Shares | Fidelity Investment Funds
Temporary Equity [Line Items]
Shares issued	28,062
Series D Preferred Shares | Fidelity China Special Situations PLC
Temporary Equity [Line Items]
Shares issued	2,441,572
Series D Preferred Shares | Fidelity Funds
Temporary Equity [Line Items]
Shares issued	3,089,853